Inventories - Additional Information (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Inventories [line items]
Reversals of inventory write-downs	₩ 0
Cost of goods sold [member]
Inventories [line items]
Inventories recognized as operating expenses	₩ 1,267,120	₩ 1,323,907	₩ 1,264,302